Consolidated Statements of Changes in Equity (USD $)	Number of shares	Common shares	Contributed surplus	Stock options reserve	Deficit	Total
Balances, 1 January 2010 (Note 4) at Dec. 31, 2009	87,467,288	874,673	63,362,764	320,395	(70,814,126)
Net loss for the year					$ (619,576)	$ (619,576)
Balances, 31 December 2010 (Note 4)	87,467,288	874,673	63,362,764	320,395	(71,433,702)	(6,875,870)
Net loss for the year					$ (628,767)	$ (628,767)
Balances, 31 December 2011 at Dec. 31, 2011	87,467,288	874,673	63,362,764	320,395	(72,062,469)	(7,504,637)